1(212) 318-6052
christophertafone@paulhastings.com

June 11, 2015

VIA EDGAR

Ms. Amy Miller
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Brookfield Investment Funds (the "Company") Registration Statement on Form N-1A under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A.  It is proposed that this filing will become effective 60 days after filing, pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933. Notwithstanding the foregoing, the Company expects to submit a request to accelerate effectiveness of this Registration Statement for July 15, 2015, as originally proposed.

The Company is making this filing pursuant to Rule 485(a) to introduce a new series of the Company.

Should you have any questions or comments regarding the filing, please do not hesitate to contact me at (212) 318-6275.

Sincerely,

/s/ Christopher J. Tafone

Christopher J. Tafone
for PAUL HASTINGS LLP

CJT